Current assets - trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2020
Statement [line items]
Summary of current assets - trade and other receivables

	2020	2019
	A$’000	A$’000

Trade receivables	—	17
Less: Provision for impairment of receivables	—	(17)
R&D tax rebate receivable	1,017	1,440

	1,017	1,440

Other receivables	177	112
Deposits held	567	564
Less: Provision for impairment of deposits held	(409)	(405)

	1,352	1,711